INCOME TAXES: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES:
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2015	$ 415
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2026	374
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2027	654
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2028	6,724
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2029	4,785
Tax benefits of foreign subsidiary tax loss carry forwards expiring in Year 2031	839
Effective income tax rate differs from the statutory rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net (as a percent)	1.10%	1.20%	1.10%
Exempt municipal bond interest (as a percent)	(0.50%)	(0.50%)	(0.40%)
Foreign tax rates (as a percent)	(1.60%)	(0.40%)	(2.00%)
Qualified domestic production activities deduction (as a percent)	(3.10%)	(2.50%)	(2.60%)
Tax credits receivable (as a percent)	(0.90%)	(0.40%)	(0.20%)
Adjustment of deferred tax balances (as a percent)	(0.50%)	(1.70%)
Reserve for uncertain tax benefits (as a percent)	(0.30%)	(0.60%)	(2.30%)
Other, net (as a percent)	0.70%	(2.20%)	(1.20%)
Effective income tax rate (as a percent)	29.90%	27.90%	27.40%
Foreign subsidiaries' undistributed earnings	8,868	6,410
Portion of unrecognized tax benefits that, if recognized, would favorably affect annual effective income tax rate	4,306	4,199
Interest and penalties included in liability for uncertain tax positions	1,189	1,541
Reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	6,804	8,138	14,370
Increases in tax positions for the current year	727	320	632
Reductions in tax positions for lapse of statute of limitations	(854)	(668)	(1,122)
Reductions in tax positions for withdrawal of positions previously taken			(5,256)
Reductions in tax positions for effective settlements		(986)	(486)
Unrecognized tax benefits at the end of the period	$ 6,677	$ 6,804	$ 8,138